SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (FY) (Tables)	12 Months Ended
Dec. 31, 2019
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Estimated Useful Lives of Intangible Assets
Customer relationships	1-30 years
Trademarks and trade names	5-30 years
Service contracts	1-23 years
Monitoring lines	7-10 years
Patents	7-8 years